Shareholder Report	6 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE TAX-FREE INCOME FUND, INC.
Entity Central Index Key	0000202927
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000005559
Shareholder Report [Line Items]
Fund Name	Core Municipal Bond Fund
Class Name	Investor Class
Trading Symbol	PRTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Core Municipal Bond Fund (the "fund") for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Municipal Bond Fund - Investor Class	$21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
AssetsNet	$ 2,270,383,000
Holdings Count | Holding	664
InvestmentCompanyPortfolioTurnover	13.70%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$2,270,383
Number of Portfolio Holdings	664

Holdings [Text Block]

State Allocation (as a % of Net Assets)

Table Summary
Georgia	9.9%
New York	9.2
Texas	8.9
California	5.8
Maryland	5.8
Puerto Rico	5.5
Virginia	4.8
Illinois	4.2
New Jersey	3.4
Other	42.5

Industry Allocation (as a % of Net Assets)

Table Summary
Health Care	19.5%
Housing	13.9
Transportation	13.5
Special Tax	12.7
Education	7.3
General Obligations - State	6.1
General Obligations - Local	4.1
Leasing	3.2
Water & Sewer	2.3
Other	17.4

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000005560
Shareholder Report [Line Items]
Fund Name	Core Municipal Bond Fund
Class Name	Advisor Class
Trading Symbol	PATAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Core Municipal Bond Fund (the "fund") for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Municipal Bond Fund - Advisor Class	$39	0.78%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%
AssetsNet	$ 2,270,383,000
Holdings Count | Holding	664
InvestmentCompanyPortfolioTurnover	13.70%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$2,270,383
Number of Portfolio Holdings	664

Holdings [Text Block]

State Allocation (as a % of Net Assets)

Table Summary
Georgia	9.9%
New York	9.2
Texas	8.9
California	5.8
Maryland	5.8
Puerto Rico	5.5
Virginia	4.8
Illinois	4.2
New Jersey	3.4
Other	42.5

Industry Allocation (as a % of Net Assets)

Table Summary
Health Care	19.5%
Housing	13.9
Transportation	13.5
Special Tax	12.7
Education	7.3
General Obligations - State	6.1
General Obligations - Local	4.1
Leasing	3.2
Water & Sewer	2.3
Other	17.4

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000193190
Shareholder Report [Line Items]
Fund Name	Core Municipal Bond Fund
Class Name	I Class
Trading Symbol	TFILX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Core Municipal Bond Fund (the "fund") for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Municipal Bond Fund - I Class	$19	0.38%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
AssetsNet	$ 2,270,383,000
Holdings Count | Holding	664
InvestmentCompanyPortfolioTurnover	13.70%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$2,270,383
Number of Portfolio Holdings	664

Holdings [Text Block]

State Allocation (as a % of Net Assets)

Table Summary
Georgia	9.9%
New York	9.2
Texas	8.9
California	5.8
Maryland	5.8
Puerto Rico	5.5
Virginia	4.8
Illinois	4.2
New Jersey	3.4
Other	42.5

Industry Allocation (as a % of Net Assets)

Table Summary
Health Care	19.5%
Housing	13.9
Transportation	13.5
Special Tax	12.7
Education	7.3
General Obligations - State	6.1
General Obligations - Local	4.1
Leasing	3.2
Water & Sewer	2.3
Other	17.4

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless